Accounts Receivable and Other Receivables (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounts Receivable and Other Receivables [Abstract]
Allowance for doubtful accounts	€ 338,062		€ 333,528
Bad debt expense	€ 4,534
Bad debt recovery		€ 10,859